Convertible Debentures	12 Months Ended
Oct. 31, 2022
Convertible Debentures
Convertible Debentures
17.	Convertible Debentures

As at	October 31, 2022	October 31, 2021
	$	$
Convertible debentures, beginning of period	8,163	25,822
Debt assumed	-	18,951
Loss on extingusihment and modifications	354	683
Cash advances from debt	-	980
Conversion of debenture into equity	108	(35,172)
Transfer of conversion component to equity	-	(946)
Repayment of debt	(2,794)	(4,906)
Accretion on convertible debentures	1,635	2,751
Total	7,466	8,163
Less current portion	(2,696)	(946)
Long-term	4,770	7,217

(i)	On November 28, 2018, the Company entered into an agreement for a brokered private placement for the sale of up to 20,000 unsecured convertible debentures of the Company, at a price of $1 per debenture for gross proceeds of up to $20,000. The debentures bear interest at a rate of 8.5% per annum, payable on the last business day of each calendar quarter. The debentures are convertible to common shares of the Company at a price of $0.75 pre-consolidation ($11.25 post-consolidation) per common share and mature two years from the closing of the offering. The first closing occurred on December 13, 2018 issuing 11,330 debentures at a price of $1 per debenture for gross proceeds of $11,330. The Company incurred $618 in issue costs in relation to the first closing which included the 504,733 broker warrants valued at $93 using Black-Scholes model. Each broker warrant is exercisable for one common share of the Company at a price of $0.75 per share until December 11, 2020. Management calculated the fair value of the liability component as $8,907 using a discount rate of 22%, with the residual amount of $2,422 net of deferred tax of $654 being allocated to the conversion feature recorded in equity. The Company incurred $618 in debt issuance cost, $486 was allocated to debt component and the remaining $132 to the equity.

On July 24, 2020, the Company entered into a debt restructuring agreement of $10,808 of the Company’s outstanding debt held by a key industry investor under an 8.5% senior unsecured convertible debenture issued in December 2018. The Company agreed to pay to the key investor certain structured installment payments over a period of over approximately three years, beginning on November 1, 2021, the parties have agreed to amend the original debenture into a secured convertible debenture of the Company in the principal amount equal to the $10,808 (the “Deferred Amount “). The Structured Payments, which start in November 2021, will be credited toward the Deferred Amount. As part of the Debt Restructuring, the parties have also (i) extended the maturity date of the amended debenture to January 1, 2025, (ii) amended the conversion price such that the Deferred Amount is convertible into common shares of High Tide (“HITI Shares“) at a conversion price of $0.425 pre-consolidation ($6.375 post-consolidation) per HITI Share, and (iii) amended the interest provisions such that the Deferred Amount will not bear any interest until maturity, with the portion of the Deferred Amount outstanding on maturity bearing interest on and from the maturity date at a rate of 8.5% per annum. Upon extinguishment of the original debenture $1,445 conversion option was moved to contributed surplus. Management calculated the fair value of the liability component as $5,069 using a discount rate of 22% along with forecasted scheduled payments, with the residual amount of $1,072 net of deferred tax of $247 being allocated to equity. For the year ended October 31, 2020 the Company recognized $3,808 as a gain on extinguishment of debenture. During the year ended October 31, 2021, the Company made repayments on principal of $430. During the year ended October 31, 2022, the Company made repayments of $1,340 and recognized a loss of $222 in the statement of loss and comprehensive loss. As of  October 31, 2022, the Convertible debenture balance is $7,466 (2021: $8,163).

On December 10, 2020, at the end of maturity on the original unsecured convertible debt issued on November 18, 2020, the Company entered into a debt restructuring agreement of $1,250 of the Company’s outstanding debt under an 8.5% senior unsecured convertible debenture issued in December 2018. Under the restructuring agreement, the existing debt was extinguished and replaced with the new debt. As part of the new debt agreement, the parties have also (i) extended the original maturity date of the debenture to December 31, 2022, (ii) amended the conversion price such that the deferred amount is convertible into common shares of High Tide (“HITI Shares”) at a conversion price of $0.22 per pre-consolidation ($3.30 post-consolidation) HITI Share. Management calculated the fair value of the liability component as $1,062 using a discount rate of 15%, with the residual amount of $188 net of deferred tax of $42 being allocated to equity. During the year ended October 31, 2021, the debt was fully converted into shares of the Company.

(ii)   On April 10, 2019, the Company closed the first tranche of the sale of unsecured convertible debentures of the Company under a non-brokered private placement for gross proceeds of $8,360. The outstanding principal amount is convertible at any time before maturity at the option of the holder, into common shares of the Company at a conversion price of $0.75 per pre-consolidation ($11.25 post-consolidation) share and mature two years from the closing of the private placement. Under the private placement, the Company also issued common share purchase warrants such that each subscriber received one warrant for each $0.75 original principal amount of its debenture, resulting in 11,146,667 warrants being issued as part of the offering. Each warrant entitles the holder to acquire one share at an exercise price of $0.85 per share for two years from the date of issuance. The Company incurred $50 in legal costs which was paid by the issuance of 100,000 shares with a fair value of $0.50 per share. The debentures bear interest at a rate of 10% per annum, payable annually upfront in common shares of High Tide based on the 10-day volume weighted average price of $0.48 pre-consolidation ($7.20 post-consolidation) prior to the closing date of the private placement. Concurrent with the issuance of the debentures, the Company paid the annual amount of interest due to holders upfront in the form of 1,752,621 Shares. Management calculated the fair value of the liability component as $7,138 using a discount rate of 22%, with the residual amount of $1,222 net of deferred tax of $330 being allocated to warrants, recorded in equity. The Company reclassed $515 from warrants to conversion option within equity. The Company incurred $58 in debt issuance cost, $50 being allocated to debt component and the remaining $8 to the warrants. On December 4, 2019, the Company repaid $1,500 and on April 1, 2020, the Company repaid $367 towards the principal of the convertible debt.

On April 10, 2021, at the end of maturity on the original unsecured convertible debenture, the Company repaid $3,533, with the remaining $2,000 of debt being extinguished. On April 18, 2021, the Company entered into a new debt agreement for $2,000. The outstanding principal amount is convertible at any time before maturity at the option of the holder, into common shares of the Company at a conversion price of $0.75 per pre-consolidation ($11.25 post-consolidation) share and matured two years from the closing. The new debenture bears an interest rate of 7% per annum, payable annually. Management calculated the fair value of the liability component as $1,750 using a discount rate of 15%, with the residual amount of $250 being allocated to equity. The Company also recognized $87 as a loss on extinguishment of debenture. During the year ended October 31, 2021 this debenture was fully converted into common shares of the Company.

(iii)

On June 17, 2019, the Company closed the final tranche of the sale of unsecured convertible debentures of the Company under the non-brokered private placement for gross proceeds of $3,200. The outstanding principal amount is convertible at any time before maturity at the option of the holder, into common shares of the Company at a conversion price of $0.75 per pre-consolidation ($11.25 post-consolidation) share and mature two years from the closing of the offering. Under the offering, the Company also issued common share purchase warrants such that each subscriber received one warrant for each $0.75 original principal amount of its debenture, resulting in 4,266,667 warrants being issued as part of the offering. Each warrant entitles the holder to acquire one share at an exercise price of $0.85 per share for two years from the date of issuance.  The debentures will bear interest at a rate of 10% per annum, payable annually upfront in common shares of High Tide based on the 10-day volume weighted average price of $0.384 pre-consolidation ($5.76 post-consolidation) prior to the closing date of the offering. Concurrent with the final tranche issuance of the debentures, the Company paid the annual amount of interest due to holders upfront in the form of 855,615 Shares. Management calculated the fair value of the liability component as $2,732 using a discount rate of 22%, with the residual amount of $468 net of deferred tax of $128 being allocated to warrants, recorded in equity. On June 15, 2020, the Company issued an aggregate of 1,871,343 pre-consolidation common shares of High Tide (“Interest Shares”) to certain holders of unsecured convertible debentures of the Company, in satisfaction of the annual amount of interest due to the holders.

On December 10, 2020, nearing the maturity date of the original debenture, the Company extinguished the existing debt and entered into a new debt  agreement of $1,000 under an 10% senior unsecured convertible debenture issued in June 2019. As part of the new Debt, the parties have also (i) extended the maturity date of the amended debenture to December 31, 2022, (ii) amended the conversion price such that the Deferred Amount is convertible into common shares of High Tide (“HITI Shares”) at a conversion price of $0.22 per pre-consolidation ($3.30 post-consolidation) HITI Share. Upon extinguishment of the debenture $63 conversion option was moved to contributed surplus. Management calculated the fair value of the liability component as $850 using a discount rate of 15% along with forecasted scheduled payments, with the residual amount of $150 net of deferred tax of $35 being allocated to equity. The Company also recognized $87 as a loss on extinguishment of debenture. During the year ended October 31, 2021 this debenture was fully converted into common shares of the Company.

(iv)

On November 14, 2019, the Company closed the sale of unsecured convertible debentures of the Company under a non-brokered private placement for gross proceeds of $2,000. The outstanding principal amount is convertible at any time before maturity at the option of the holder, into common shares of the Company at a conversion price of $0.252 per pre-consolidation ($3.78 post-

consolidation) share and mature two years from the closing of the offering. Under the offering, the Company also issued common share purchase warrants such that each subscriber received one warrant for each $0.252 original principal amount of its debenture, resulting in 7,936,057 warrants being issued as part of the offering. Each warrant entitles the holder to acquire one share at an exercise price of $0.50 per share for two years from the date of issuance.  The debentures will bear interest at a rate of 10% per annum, payable annually upfront in common shares of High Tide based on the 10-day volume weighted average price of $0.255 prior to the closing date of the offering. Concurrent with the final tranche issuance of the debentures, the Company paid the annual amount of interest due to holders upfront in the form of 784,314 pre-consolidation (52,288 post-consolidation) Shares. Management calculated the fair value of the liability component as $1,707 using a discount rate of 22%, the conversion option at relative fair value of $189 net of deferred tax of $43 and the residual of $104 net of deferred tax of $24 being allocated to warrants, recorded in equity. During the year ended October 31, 2021 the debenture was fully converted into common shares of the Company.

(v)

On December 14, 2019, the Company issued $2,000 in convertible debt to settle the put option related to Grasscity acquisition valued at $2,554 as of December 14, 2019. The outstanding principal amount is convertible at any time before maturity at the option of the holder, into common shares of the Company at a conversion price of $0.252 per pre-consolidation share and mature two years from the closing of the offering. Under the offering, the Company also issued common share purchase warrants such that each subscriber received one warrant for each $0.252 original principal amount of its debenture, resulting in 7,936,508 warrants being issued as part of the offering. Each warrant entitles the holder to acquire one share at an exercise price of $0.50 per share for two years from the date of issuance.  The debentures will bear interest at a rate of 10% per annum, payable annually upfront in common shares of High Tide based on the 10-day volume weighted average price of $0.175 prior to the closing date of the offering. Concurrent with the final tranche issuance of the debentures, the Company paid the annual amount of interest due to holders upfront in the form of 1,142,857 pre-consolidation Shares. The Company also recognized a $505 unrealized gain on the fair value of the instrument.

Management calculated the fair value of the liability component as $1,707 using a discount rate of 22%, the conversion option at relative fair value of $167 net of deferred tax of $38 and the residual of $175 net of deferred tax of $40 being allocated to warrants, recorded in equity. During the year ended October 31, 2021 the debenture was fully converted into common shares of the Company.

(vi)

On January 6, 2020, the Company entered into a loan agreement with Windsor Private Capital (“Windsor”), a Toronto-based merchant bank, for a senior secured, non-revolving term credit facility (“the Facility”) in the amount of up to $10,000. The Company received immediate access to an initial $6,000, that can be drawn down at Company’s discretion, and subject to satisfaction of certain conditions, will provide the Company with access to an additional $4,000. Provided that certain conditions are satisfied, the Facility will automatically extend for an additional one-year term. The principal amount advanced under the facility is convertible, during its term at any time after an initial 6 month hold period, and at Windsor’s option, into common shares in the capital of the Company at a conversion price of $0.17 per pre-consolidation ($2.55 post-consolidation) share and mature one year from the closing of the offering. The conversion price is subject to downward adjustment if the Company, at any time during the term of the facility, issues securities at a price deemed lower than the conversion price then in effect. Pursuant to the loan agreement, Windsor is entitled to a one-time placement fee equal to 3.5% of the initial Facility amount, which the Company capitalized into the principal amount advanced under the Facility. Under the offering, the Company also issued common share purchase warrants such that each subscriber received one warrant for each $0.17 original principal amount of its debenture, resulting in 58,823,529 warrants being issued as part of the offering. Each warrant entitles the holder to acquire one share at an exercise price of $0.255 per share for two years from the date of issuance. Amounts drawn down under the facility will bear interest at a rate of 11.5% per annum, payable monthly, in arrears, on the last day of each calendar month. As of January 31, 2020, the Company withdrew in the amount of $5,000 from the credit facility.

Gross proceeds were $5,000 and net proceeds were $4,743, net of cash transaction costs of $257. The gross proceeds were allocated using the Black-Scholes model to value warrants at $364 which was recorded as a derivative liability, the host debt component for $4,309, and the embedded derivative for $327. The warrants were initially valued at $364 using the Black-Scholes model. Subsequent changes in fair value of the equity conversion option are recognized through profit and loss (i.e., FVTPL). The equity conversion option was classified as an embedded derivative liability as it can be settled through the issuance of a variable number of shares, cash, or a combination thereof, based on the trading price at the time of settlement. The fair value of the equity conversion option was determined using the Black-Scholes model.

On December 8, 2020, the Company entered into a debt restructuring agreement of $5,000 of the Company’s outstanding debt. In conjunction with the restructuring, the Company withdrew an additional $1,000 on the credit facility. As part of the Debt Restructuring, the parties also (i) extended the maturity date of the amended debenture to December 31, 2021, (ii) amended the conversion price such that the Deferred Amount is convertible into common shares of High Tide (“HITI Shares”) at a conversion price of $0.17 per pre-consolidation ($2.55 post-consolidation) HITI Share (iii) amended the interest rate from 11.50% per annum to 10% per annum. At December 8, 2020, the warrants were revalued at $389 using the Black-Scholes model and the following assumptions were used: stock price of $0.165 pre-consolidation; expected life of 1.0 years; $nil dividends; expected volatility of 35%; exercise price of $0.255; and a risk-free interest rate of 0.52% and $199 fair value of the equity conversion option was determined using the

Black-Scholes model and the following assumptions: stock price: $0.165 pre-consolidation; expected life of 1.0 year; $nil dividends; expected volatility of 35%; exercise price of $0.17; and risk-free interest rate of 0.52%. Revaluation of derivative liability resulted in recognizing a gain of $176. Upon extinguishment of the debenture $199 in embedded derivative liability was moved to convertible debenture – equity. Management calculated the fair value of the liability component as $5,577 using a discount rate of 18%. As a result of the debt restructuring, the Company recognized a $199 debt restructuring loss in the statement of net loss and comprehensive loss for the year ended October 31, 2021. Subsequent to the restructuring, the debenture holders exercised the conversion option for the entire debt balance resulting in the issuance of 2,345,097 post-consolidation shares. As part, of the restructuring 23,529,412 warrants were cancelled. During the year ended October 31, 2021 the debenture has been fully converted into common shares of the Company.

(vii)

In connection with the Company’s acquisition of META on November 18, 2020, the holders of the Convertible Debentures consented to amend the conversion price of the Listed Debentures such that, following the acquisition of META, the conversion price is $0.22 per pre-consolidation (3.30 post-consolidation) High Tide Share. The holders also agreed to extend the maturity date of the Listed Debentures to November 30, 2022. Following the acquisition of META, the Convertible Debentures remained debt obligations of META but became convertible into High Tide Shares. Management calculated the fair value of the liability component as $18,809 using a discount rate of 15%, the conversion option at relative fair value of $9,008 recorded in equity. Subsequent to the restructuring, the debenture holder exercised the conversion option to convert all of the debt resulting in the issuance of 6,409,090 post-consolidation shares. During the year ended October 31, 2021, the debenture has been fully converted into common shares of the Company.

,